Expense Example {- Fidelity® Value Discovery Fund} - 07.31 Fidelity Value Discovery Fund Retail PRO-05 - Fidelity® Value Discovery Fund - Fidelity Value Discovery Fund-Retail Class	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822